Schedule of others - SACE (Details) - BRL (R$) R$ in Thousands		9 Months Ended
		Sep. 30, 2021	Dec. 31, 2020
Foreign currency
IfrsStatementLineItems [Line Items]
Initial amount of the transaction		R$ 617,470
Outstanding amount		R$ 501,637
Foreign currency | Other S A C E 1 [Member]
IfrsStatementLineItems [Line Items]
[custom:BorrowingsIssueDate]		Nov-2018
Initial amount of the transaction		R$ 295,125
Outstanding amount		R$ 221,344
Maturity		Nov-2028
Charges (% per year)		Us dollar exchange variation + semianual Libor + 0.90
Borrowings		R$ 1,208,549	R$ 1,228,285
Foreign currency | Other S A C E One [Member]
IfrsStatementLineItems [Line Items]
[custom:BorrowingsIssueDate]		Dec-2019
Initial amount of the transaction		R$ 150,000
Outstanding amount		R$ 127,500
Maturity		Dec-2029
Charges (% per year)		Us dollar exchange variation + semianual Libor + 0.90
Borrowings		R$ 695,799	702,027
Foreign currency | Other S A C E Two [Member]
IfrsStatementLineItems [Line Items]
[custom:BorrowingsIssueDate]		Apr-2019
Initial amount of the transaction		R$ 72,345
Outstanding amount		R$ 52,793
Maturity		Apr-2026
Charges (% per year)		Us dollar exchange variation + semianual Libor + 1.00
Borrowings		R$ 259,660	300,434
Foreign currency | Other S A C E Three [Member]
IfrsStatementLineItems [Line Items]
[custom:BorrowingsIssueDate]	[1]	Jan-2020
Initial amount of the transaction	[1]	R$ 100,000
Outstanding amount	[1]	R$ 100,000
Maturity	[1]	Jan-2025
Charges (% per year)	[1]	Us dollar exchange variation + semianual Libor + 1.65
Borrowings	[1]		524,454
Foreign Currency Three [Member]
IfrsStatementLineItems [Line Items]
Borrowings		R$ 2,164,008	R$ 2,755,200

[1]	Prepaid in July 2021.